Financial Risk Management Objective and Policies - Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts	$ 12,097	$ 9,929	$ 7,395
Lease liabilities	114,082	238,913
Trade and other payables	26,543,694	25,136,329
Convertible note liability		12,047,667
Amount due to related parties	50,596,800	19,085,131
Total	77,266,673	56,517,969
Contractual Cashflows [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts	12,097	9,929
Lease liabilities	173,607	330,847
Trade and other payables	26,543,694	25,136,329
Convertible note liability		12,047,667
Amount due to related parties	50,596,800	19,085,131
Total	77,326,198	56,436,296
On Demand [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts	12,097	9,929
Lease liabilities
Trade and other payables
Convertible note liability
Amount due to related parties	50,596,800	19,085,131
Total	50,608,897	19,095,060
Less than 3 Months [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts
Lease liabilities
Trade and other payables	12,448,407	11,950,981
Convertible note liability
Amount due to related parties
Total	12,448,407	11,950,981
3 Months to 1 Year [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts
Lease liabilities	13,446	25,695
Trade and other payables	14,095,287	13,185,348
Convertible note liability
Amount due to related parties
Total	14,108,733	13,211,043
1 to 5 Years [Member]
Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates [Line Items]
Bank overdrafts
Lease liabilities	100,636	213,218
Trade and other payables
Convertible note liability		12,047,667
Amount due to related parties
Total	$ 100,636	$ 12,260,885